PROVISIONS AND CONTINGENCIES - Labor provisions and contingencies (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Nov. 20, 2001 item
PROVISIONS AND CONTINGENCIES
Provision for Universal Telecommunications Services Fund	R$ 3,701,208	R$ 4,316,571
Provision under fund for Technological Development of Telecommunications	618,473	493,867
Provision for Telecommunications Inspection Fund	2,825,543	2,835,735
Amount of fine imposed by ANATEL lawsuit	211,000
Interest and correction amount on fine imposed by ANATEL lawsuit	R$ 482,000
Maximum
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)	28.00%
Minimum
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)	4.00%
Labor
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	R$ 779,686	980,596
Provisions - possible losses	191,398	261,876
Increase in provisions on account of claims filed by former and outsourced employees	116,000
Tax
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	1,951,897	3,579,208
Federal	526,943	502,153
State	909,547	231,998
Municipal	33,607	32,054
FUST, FISTEL and EBC	481,800	2,813,003
Possible losses	36,103,128	35,388,910
Federal	12,025,529	8,226,374
State	16,294,685	18,968,349
Municipal	637,690	548,014
FUST, FUNTTEL and FISTEL	7,145,224	7,646,173
Civil
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	1,004,803	1,055,877
Possible losses	3,493,655	2,858,796
Supplement of share proceedings	334,877	324,232
Relating to failure to supply services and/or products sold	353,850	296,169
Civil proceedings of a non-consumer nature	316,076	435,476
Claims at several levels, related to service rendering rights	3,466,522	2,827,071
Civil execution proceeding	12,926	17,518
Lawsuits on various administrative and legal proceedings	14,207	14,207
Number of wireless carriers under lawsuit | item			23
Daily fine in case of noncompliance	R$ 10,000
Percentage of charge on interconnection services	2.00%
Frequency of payment for use of SMP realted radio frequencies	2 years
Extension period for use of SMP related radio frequencies	15 years
Regulatory
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	R$ 1,022,216	1,103,792
Possible losses	R$ 6,119,136	R$ 5,065,907